Property, Plant and Equipment - Additional Information (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	₽ 297	₽ 1,238